[logo - American Funds®]

Summary Prospectus Supplement

For the following funds with summary prospectuses and summary retirement plan prospectuses dated November 1, 2009

Intermediate Bond Fund of America®
U.S. Government Securities FundSM

January 4, 2010

1.      Applicable to Intermediate Bond Fund of America only.

The table under the heading “Portfolio counselors” in the “Management” section of the summary prospectus and summary retirement plan prospectus is amended in its entirety to read as follows:

Portfolio counselor/Fund title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser (or one of its divisions)
John H. Smet President and Trustee	18 years	Senior Vice President – Fixed Income, Capital Research and Management Company
David A. Hoag Vice President	7 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Mark A. Brett	Less than 1 year	Vice President – Fixed Income, Capital Research Company

2.      Applicable to U.S. Government Securities Fund only.

The table under the heading “Portfolio counselors” in the “Management” section of the summary prospectus and summary retirement plan prospectus is amended in its entirety to read as follows:

Portfolio counselor/Fund title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser (or one of its divisions)
John H. Smet President and Trustee	23 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Thomas H. Hogh Vice President	13 years	Senior Vice President – Fixed Income, Capital Research Company
Fergus N. MacDonald	Less than 1 year	Vice President – Fixed Income, Capital Research Company
Wesley K.-S. Phoa	Less than 1 year	Vice President – Fixed Income, Capital Research Company

Keep this supplement with your summary prospectus and/or summary retirement plan prospectus

Lit No. MFGESL-014-1209P  Litho in USA  CGD/B/10060-S24158       00065219

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS SUPPLEMENT FOR THE FUND.

/s/  KIMBERLY S. VERDICK
KIMBERLY S. VERDICK
SECRETARY

[logo - American Funds®]

Summary Prospectus Supplement

For the following funds with summary prospectuses and summary retirement plan prospectuses dated November 1, 2009

Intermediate Bond Fund of America®
U.S. Government Securities FundSM

January 4, 2010

1.      Applicable to Intermediate Bond Fund of America only.

The table under the heading “Portfolio counselors” in the “Management” section of the summary prospectus and summary retirement plan prospectus is amended in its entirety to read as follows:

Portfolio counselor/Fund title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser (or one of its divisions)
John H. Smet President and Trustee	18 years	Senior Vice President – Fixed Income, Capital Research and Management Company
David A. Hoag Vice President	7 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Mark A. Brett	Less than 1 year	Vice President – Fixed Income, Capital Research Company

2.      Applicable to U.S. Government Securities Fund only.

The table under the heading “Portfolio counselors” in the “Management” section of the summary prospectus and summary retirement plan prospectus is amended in its entirety to read as follows:

Portfolio counselor/Fund title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser (or one of its divisions)
John H. Smet President and Trustee	23 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Thomas H. Hogh Vice President	13 years	Senior Vice President – Fixed Income, Capital Research Company
Fergus N. MacDonald	Less than 1 year	Vice President – Fixed Income, Capital Research Company
Wesley K.-S. Phoa	Less than 1 year	Vice President – Fixed Income, Capital Research Company

Keep this supplement with your summary prospectus and/or summary retirement plan prospectus

Lit No. MFGESL-014-1209P  Litho in USA  CGD/B/10060-S24158       00065219